Intangible Assets (Tables)	9 Months Ended
Sep. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Intangible assets
Intangible assets as of December 31, 2019 and
September
30, 2020 are summarized as follows:

	As of December 31,	As of September 30,
	2019	2020
	RMB	RMB	US$ (Note 2.5)
Cost
IPR&D	148,844	122,000	17,969
Less: accumulated amortization	—	—	—

Net book value	148,844	122,000	17,969